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                                 ABN AMRO Funds

                     ABN AMRO/VEREDUS AGGRESSIVE GROWTH FUND
                                 CLASS I SHARES

                SUPPLEMENT DATED JUNE 24, 2004 TO ABN AMRO FUNDS
       CLASS I SHARES INSTITUTIONAL FUNDS PROSPECTUS DATED MARCH 1, 2004

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective September 1, 2004, ABN AMRO/Veredus Aggressive Growth Fund (the "Fund") will charge a redemption fee on certain short-term redemptions to shareholders of the Fund. Accordingly, the redemption fee table found in the FUND EXPENSES/SHAREHOLDER FEES section on page 16 of the prospectus is updated to add:


ABN AMRO/VEREDUS AGGRESSIVE GROWTH                            2% WITHIN 7 DAYS


As currently stated in the table, more details on redemption fees are discussed on page 35 of the prospectus.











                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.

         For more information, please call ABN AMRO Funds: 800 992-8151 or visit our website at www.abnamrofunds.com